NATIONWIDE VARIABLE INSURANCE TRUST
NVIT iShares® Global Equity ETF Fund

Supplement dated February 28, 2025
to the Summary Prospectus dated April 29, 2024

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, the table under the section entitled “Portfolio Managers” on page 5 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service
Peter Tsang	Director	Since 2025
Suzanne Ly, CFA, FRM	Managing Director	Since 2025

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE